[H&M Final, July 31, 2002]
[Translation]

SEMI-ANNUAL REPORT

(During the Eighth Term)
From:  November 1, 2001
To: April 30, 2002

AMENDMENT TO SECURITIES REGISTRATION STATEMENT


PUTNAM GLOBAL INCOME TRUST

Semi-annual Report

(During the Eighth Term)
From:  November 1, 2001
To: April 30, 2002

PUTNAM GLOBAL INCOME TRUST

Semi-annual Report

(During the Eighth Term)
From: November 1, 2001
To: April 30, 2002

To: Director of Kanto Local Finance Bureau
                                                Filing Date:  July 31, 2002

Name of the Registrant Trust:                   PUTNAM GLOBAL INCOME TRUST

Name and Official Title of                      Charles E. Porter
Representative of Trust:                        Executive Vice President,
                                                Treasurer and Principal
                                                Financial Officer

Address of Principal Office:                    One Post Office Square
                                                Boston, Massachusetts 02109
                                                U.S.A.

Name and Title of Registration Agent:           Harume Nakano
                                                Attorney-at-Law
                                                Signature [Harume Nakano]
                                                ------------------------
                                                      (Seal)

                                                Ken Miura
                                                Attorney-at-Law
                                                Signature [Ken Miura]
                                                ------------------------
                                                      (Seal)

Address or Place of Business                    Kasumigaseki Building, 25th
                                                Floor 2-5, Kasumigaseki 3-chome
                                                Chiyoda-ku, Tokyo

Name of Liaison Contact:                        Harume Nakano
                                                Ken Miura
                                                Attorneys-at-Law

Place of Liaison Contact:                       Hamada & Matsumoto
                                                Kasumigaseki Building, 25th
                                                Floor 2-5, Kasumigaseki 3-chome
                                                Chiyoda-ku, Tokyo

Phone Number:                                   03-3580-3377

Places where a copy of this Semi-annual Report is available for Public Inspection

Not applicable.

(Total number of pages of this Semi-annual Report in Japanese is 27 including front and back pages.)

CONTENTS

                                                          This
                                                         English      Japanese
                                                       translation    Original
I. STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio                 1            1

(2) Results of Past Operations                              2            2

(a) Record of Changes in Net Assets                         2            2

(b) Record of Distributions Paid                            3            3

(c) Record of Changes in Yield                              4            3

(3) Record of Sales and Repurchases                         4            3

II. THE FINANCIAL STATUS OF THE FUND                        5            4

III. OUTLINE OF THE FUND

1. Fund                                                     6           27

(1) Amount of Capital Stock                                 6           27

(2) Description of Business and Outline of Operation        6           27

(3) Miscellaneous                                           6           27

2. Putnam Investment Management, LLC.
   (Investment Management Company)                          6           27

(1) Amount of Capital Stock                                 6           27

(2) Description of Business and Outline of Operation        7           27

(3) Miscellaneous                                           7           27

IV. OUTLINE OF THE FINANCIAL STATUS OF THE
    INVESTMENT MANAGEMENT COMPANY                           7           28



I. STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio

                                                                              (As of the end of May 2002)
--------------------------------------------------------------------------------------------------------
Type of Asset                           Name of Country      Total U.S. Dollars      Investment Ratio (%)
Foreign Government Bonds and Notes      France               15,155,295              10.95%
                                        Sweden                7,034,142               5.08%
                                        United Kingdom        6,538,814               4.72%
                                        Canada                5,381,967               3.89%
                                        New Zealand           5,169,004               3.73%
                                        Germany               5,158,865               3.73%
                                        Australia             5,102,201               3.69%
                                        Spain                 3,949,120               2.85%
                                        Russia                1,778,168               1.28%
                                        Brazil                1,530,773               1.11%
                                        Denmark               1,259,931               0.91%
                                        Mexico                1,191,563               0.86%
                                        Bulgaria                424,440               0.31%
                              Sub-Total                      59,674,283              43.12%

U.S. Government Obligations            United States         36,301,693              26.23%

Corporate Bonds                        Netherlands            4,727,180               3.42%
                                       Italy                  4,612,645               3.33%
                                       United States          2,600,052               1.88%
                                       Denmark                2,595,666               1.88%
                                       United Kingdom         1,081,292               0.78%
                                       Luxembourg               864,732               0.62%
                                       Germany                  637,245               0.46%
                                       Cayman islands           285,329               0.21%
                                       Norway                   234,204               0.17%
                                       Singapore                 95,288               0.07%
                                       France                    48,720               0.04%
                                       Austria                   29,105               0.02%
                              Sub-Total                      17,811,458              12.87%

Collateralized Mortgage Obligations    United States          9,858,889               7.12%

                                       United Kingdom         1,111,659               0.80%
                              Sub-Total                      10,970,548               7.93%

Asset-Backed                           United States          3,612,203               2.61%
Common Stock                           United States            246,960               0.18%
Convertible Bonds                      United Kingdom            68,103               0.05%
Warrants                               Netherlands                  113               0.00%
                                       United Kingdom                 3               0.00%
                              Sub-Total                             116               0.00%

Short Term Investments                 United States          3,751,773               2.71%

Cash, Deposits and Other Assets
(After deduction of liabilities)                              5,959,438               4.31%

Total (Net Asset Value)                                     138,396,575             100.00%
                                                   (16,538 million yen)


Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is (YEN) 119.50 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi, Ltd. on June 28, 2002. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2) Results of Past Operations

(a) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each month within one year prior to the end of May 2002 is as follows:



-----------------------------------------------------------------------------------
                          Total Net Asset Value         Net Asset Value per Share
                    ---------------------------------------------------------------
                       Dollar               Yen
                     (thousands)         (millions)       Dollar             Yen
-----------------------------------------------------------------------------------
2001 End of June       57,918              6,921          10.63            1,270
            July       55,316              6,610          10.72            1,281
            August     55,185              6,595          10.92            1,305
            September  53,600              6,405          10.84            1,295
            October    52,481              6,271          10.91            1,304
            November   51,113              6,108          10.81            1,292
            December   48,284              5,770          10.61            1,268
2002 End of January    46,588              5,567          10.50            1,255
            February   45,842              5,478          10.53            1,258
            March      43,975              5,255          10.47            1,251
            April      43,726              5,225          10.74            1,283
            May        43,946              5,252          10.93            1,306
-----------------------------------------------------------------------------------



(b) Record of Distributions Paid (Class M Shares)


                          Amount of Dividend
Period                      paid per Share            Return of Capital
--------------------------------------------------------------------------
7th Fiscal Year
(11/1/00-10/31/01)         $0.150      (\17.93)       $0.430       (\51.4)
--------------------------------------------------------------------------



Records of distribution paid and Net Asset Value per share from June 2001 to May 2002 are as follows:

--------------------------------------------------------------------------
                             Dividend                  Net Asset Value
Ex-dividend Date             (dollar)                 Per Share (dollar)
--------------------------------------------------------------------------
June 25, 2001                 0.048                         10.71
July 20, 2001                 0.048                         10.68
August 23, 2001               0.048                         10.89
September 20, 2001            0.047                         10.90
October 25, 2001              0.041                         10.80
November 20, 2001             0.041                         10.76
December 20, 2001             0.041                         10.66
January 22, 2002              0.041                         10.61
February 25, 2002             0.041                         10.55
March 25, 2002                0.041                         10.50
April 25, 2002                0.034                         10.66
May 23, 2002                  0.034                         10.81
--------------------------------------------------------------------------

Note: Operations of Class M Shares were commenced on March 17, 1995.

(c) Record of Changes in Return Rate (Class M Shares)

--------------------------------------------------------------------------
          Period                        Return Rate (*)
--------------------------------------------------------------------------
June 1, 2001 - May 31, 2002                6.57%
--------------------------------------------------------------------------

(*) Return Rate (%) =[ [ Ending NAV * A]] / Beginning NAV] - 1

"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on May 31, 2001 and Ending NAV means net asset value per share on May 31, 2002.

(3) Record of Sales and Repurchases (Class M shares)

Records of sales and repurchases during one year period up to and including the end of May 2002 and number of outstanding shares of the Fund as of the end of May 2002 are as follows:

--------------------------------------------------------------------------
                Number of      Number of Shares        Number of
               Shares Sold       Repurchased       Outstanding Shares
--------------------------------------------------------------------------
Worldwide       1,045,149         2,814,544            4,025,710
(In Japan)       (628,300)       (2,411,200)          (3,936,100)
--------------------------------------------------------------------------

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan. Shares have been sold in Japan starting December, 1997.

Note 2: The number of Shares repurchased in Japan, 2,411,200, includes 77,700 that had been transferred to Merill Lynch Pierce Fenner and Smith on March 28, 2002.

II. THE FINANCIAL STATUS OF THE FUND

[Translation of Unaudited Semi-annual Accounts will be attached.]

III. OUTLINE OF THE FUND

1. Fund

(1) Amount of Capital Stock (as of the end of May 2002)

Not applicable.

(2) Description of Business and Outline of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC., the investment adviser, to render investment advisory services, and Putnam Fiduciary Trust Company to hold the assets of the Fund in custody and act as Investor Servicing Agent.

(3) Miscellaneous

There has been, or is, no litigation which had or is expected to have a material effect on the Fund and/or the Investment Management Company during the six months before the filing of this report.

2. Putnam Investment Management, LLC.. (Investment Management Company)

(1) Amount of Capital Stock (as of the end of May 2002)

1. Amount of Capital (issued capital stock at par value):
Common Stock 1,000 shares at $1 par value

2. Number of authorized shares of capital stock:
Common Stock 1,000 shares

3. Number of outstanding shares of capital stock:
Common Stock 1,000 shares

4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity) for the past five years including paid-in surplus, retained earnings and unrealized loss:

                                     Amount of Capital
   Year                        (Total Stockholders' Equity)
-----------                    ----------------------------
End of 1997                           $48,617,160
End of 1998                          $171,339,261
End of 1999                          $198,676,287
End of 2000                          $209,635,521
End of 2001                          $170,497,323

(2) Description of Business and Outline of Operations

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of May 2002, Investment Management Company managed, advised, and/or administered the following 115 funds and fund portfolios (having an aggregate net asset value of nearly $208 billion):


-----------------------------------------------------------------------------------------------------
Country where Funds are      Principal Characteristic         Number of Funds        Net Asset Value
established or managed                                                              (million dollars)
-----------------------------------------------------------------------------------------------------
                             Closed End Type Bond Fund               14                  3,692.93
                             ------------------------------------------------------------------------
                             Open End Type Balanced Fund             13                 46,472.35
U.S.A.                       ------------------------------------------------------------------------
                             Open End Type Bond Fund                 35                 39,601.37
                             ------------------------------------------------------------------------
                             Open End Type Equity Fund               53                117,919.75
-----------------------------------------------------------------------------------------------------


(3) Miscellaneous


There has been, or is, no litigation which had or is expected to have a material effect on the Fund and/or the Investment Management Company during the six months before the filing of this report.

IV. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

[Translation of Unaudited Semi-annual Accounts will be attached.]

AMENDMENT TO SECURITIES REGISTRATION STATEMENT


PUTNAM GLOBAL INCOME TRUST


To:  Director of Kanto Local Finance Bureau
                                                Filing Date:  July 31, 2002

Name of the Registrant Trust:                   PUTNAM GLOBAL INCOME TRUST

Name and Official Title of                      Charles E. Porter
Representative of Trust:                        Executive Vice President,
                                                Treasurer and Principal
                                                Financial Officer

Address of Principal Office:                    One Post Office Square
                                                Boston, Massachusetts 02109
                                                U.S.A.

Name and Title of Registration Agent:           Harume Nakano
                                                Attorney-at-Law
                                                Signature [Harume Nakano]
                                                ------------------------
                                                       (Seal)

                                                Ken Miura
                                                Attorney-at-Law
                                                Signature [Ken Miura]
                                                ------------------------
                                                       (Seal)

Address or Place of Business                    Kasumigaseki Building, 25th
                                                Floor 2-5, Kasumigaseki 3-chome
                                                Chiyoda-ku, Tokyo

Name of Liaison Contact:                        Harume Nakano
                                                Ken Miura
                                                Attorneys-at-Law

Place of Liaison Contact:                       Hamada & Matsumoto
                                                Kasumigaseki Building, 25th
                                                Floor 2-5, Kasumigaseki 3-chome
                                                Chiyoda-ku, Tokyo

Phone Number:                                   03-3580-3377

Public Offering or Sale for Registration

Name of the Fund Making Public             PUTNAM GLOBAL INCOME TRUST
Offering or Sale of Foreign
Investment Fund Securities:

Type and Aggregate Amount of               Up to 100 million Class M Shares
Foreign Investment Fund Securities         Up to the total amount aggregating
to be Publicly Offered or Sold:            the amounts calculated by
                                           multiplying the respective net asset
                                           value per Class M Share by the
                                           respective number of Class M Shares
                                           in respect of 100 million Class M
                                           Shares (The Maximum amount expected
                                           to be sold is 1,050 million U.S.
                                           dollars (approximately 125.5
                                           billion).

Note 1: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is 119.50 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi, Ltd. on June 28, 2002.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2002 (U.S.$10.50) by 100 million Class M Shares for convenience.

Places where a copy of this Amendment to the Securities Registration Statement is available for Public Inspection

Not applicable.

(Total number of pages of this Amendment to Securities Registration Statement in Japanese is 2 including front and back pages.)

I. Reason For Filing This Amendment To Securities Registration
Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on March 15, 2002 (amended on May 14, 2002) due to the fact that the aforementioned
Semi-annual Report was filed today.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

Part II. INFORMATION ON THE ISSUER (page 4 of the original Japanese SRS)

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

Before amendment                           After amendment
----------------                           ---------------

[Original Japanese SRS]            [Aforementioned Semi-annual Report]

I. Description of the Fund            I. Status of Investment Fund

5. Status of Investment Fund

(A) Diversification of Investment    (1) Diversification of Investment
    Portfolio                            Portfolio (the aforementioned
                                         Japanese Semi-annual Report, page 1)

(B) Results of Past Operations       (2) Results of Past Operations

(1) Record of Changes in Net Assets   a) Record of Changes in Net Assets
    (Class M Shares)                     (Class M Shares) (Ditto, page 2)

    (Regarding the amounts as at         (Regarding the amounts as at
    the end of each month during         the end of each month during
    one-year period from, and            one-year period from, and
    including, the latest relevant       including, the latest
    date appertaining to the filing      relevant date appertaining
    date of the original Japanese        to the filing date of the
    SRS)                                 aforementioned Semi-annual Report)

(2) Record of Distributions Paid      b) Record of Distributions Paid
    (Class M Shares)                     (Class M Shares) (Ditto, page 3)

    (Regarding the dividends paid        (Regarding the dividends paid
    at the end of each month up to       at the end of each month
    the latest relevant date of the      up to the latest relevant date
    original Japanese SRS)               of the aforementioned Semi-annual
                                         Report)

                                      c) Record of Changes in Return Rate
                                         (Class M Shares) (Ditto, page 3)

II. Outline of the Fund             III. Outline of the Fund

1. Fund                               1. Fund

(E) Amount of Capital Stock          (1) Amount of Capital Stock (Ditto,
                                         page 27)

(I) Description of Business and      (2) Description of Business and
    Outline of Operation                 Outline of Operation (Ditto, page 27)

(J) Miscellaneous                    (3) Miscellaneous (Ditto, page 27)

2. Putnam Investment Management, LLC. 2. Putnam Investment Management, LLC.
   (Investment Management Company)       (Investment Management Company)

(E) Amount of Capital Stock          (1) Amount of Capital Stock (Ditto,
                                         page 27)

(I) Description of Business and      (2) Description of Business and
    Outline of Operation                 Outline of Operation (Ditto, page 27)

(J) Miscellaneous                    (3) Miscellaneous (Ditto, page 27)


With respect to Section IV the Financial Condition of the Fund in the original SRS, Item II The Financial Status of the Fund in the aforementioned Semi-annual Report (Ditto, from page 4 to26) is added to the original SRS.

Part III. SPECIAL INFORMATION (page 5 of the original Japanese SRS)

With respect to Section II the Financial Conditions of the Investment Management Company in the original SRS, Item IV Outline of Financial Status of the Investment Management Company in the aforementioned Semi-annual Report (Ditto, from page 28 to 49) is added to the original SRS.